Note 10 - Subsequent Event	12 Months Ended
Dec. 31, 2025
EBP 16-0733425 003 [Member]
Notes to Financial Statements
EBP, Subsequent Event [Text Block]

NOTE 10 – SUBSEQUENT EVENT

Effective May 1, 2026, based upon approval by the Fiduciary Committee, the Plan was split into two separate defined contribution plans under Section 401(k). The Seneca Foods Corporation Employees' Savings Plan remains as the legacy plan comprised of full-time employees, and the Seneca Foods Corporation Employees' Part-time and Seasonal Savings Plan was established. Net assets available for benefits for employees of $14,015,951 that were previously under the Seneca Foods Corporation Employees' Savings Plan were transferred to the new Seneca Foods Corporation Employees' Part-time and Seasonal Savings Plan.